OIL AND GAS PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2024
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2024	2023	2022
Oil and gas property – subject to amortization	$31,807,148	$28,035,019	$28,740,479
Accumulated depletion	(10,597,075)	(9,064,212)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$9,350,890	$7,111,624	$7,469,820

Oil and gas property – not subject to amortization	$1,224,667	$1,155,439	$1,151,804
Accumulated impairment	-	-	-
Oil and gas property – not subject to amortization, net	$1,224,667	$1,155,439	$1,151,804

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
December 31, 2021	$3,604,480
Additional capitalization	4,723,463
Asset retirement costs	188,873
Depletion	(1,046,996)
December 31, 2022	$7,469,820
Additional capitalization	294,540
Asset retirement costs	(42,998)
Depletion	(609,738)
December 31, 2023	$7,111,624
Additional capitalization	2,815,127
Depletion	(575,861)
December 31, 2024	$9,350,890